Employee Benefits - Summary of Amounts Related to Defined Benefit Pension Plans Recognized in Consolidated Statements of Financial Position (Details) - JPY (¥) ¥ in Millions	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Disclosure of net defined benefit liability (asset) [line items]
Present value of defined benefit obligations	¥ 422,912	¥ 432,088
Fair value of plan assets	342,503	333,392
Net defined benefit liabilities (assets)	111,362	124,453
Consolidated statements of financial position
Net defined benefit liabilities	145,847	158,857
Net defined benefit assets	34,485	34,404
Net defined benefit liabilities (assets)	111,362	124,453
Effect of asset ceiling
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liabilities (assets)	(30,953)	(25,757)
Consolidated statements of financial position
Net defined benefit liabilities (assets)	(30,953)	(25,757)
Japan
Disclosure of net defined benefit liability (asset) [line items]
Present value of defined benefit obligations	168,449	180,321
Fair value of plan assets	225,363	231,038
Net defined benefit liabilities (assets)	(25,961)	(24,960)
Consolidated statements of financial position
Net defined benefit liabilities	8,524	9,444
Net defined benefit assets	34,485	34,404
Net defined benefit liabilities (assets)	(25,961)	(24,960)
Japan | Effect of asset ceiling
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liabilities (assets)	(30,953)	(25,757)	¥ 0
Consolidated statements of financial position
Net defined benefit liabilities (assets)	(30,953)	(25,757)	¥ 0
Foreign
Disclosure of net defined benefit liability (asset) [line items]
Present value of defined benefit obligations	254,462	251,767
Fair value of plan assets	117,140	102,354
Net defined benefit liabilities (assets)	137,323	149,413
Consolidated statements of financial position
Net defined benefit liabilities	137,323	149,413
Net defined benefit assets	0	0
Net defined benefit liabilities (assets)	137,323	149,413
Foreign | Effect of asset ceiling
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liabilities (assets)	0	0
Consolidated statements of financial position
Net defined benefit liabilities (assets)	¥ 0	¥ 0